Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	₩ 7,824	₩ 4,572
Trade receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	862	682
Trade receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	232	1,454
Trade receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	110	151
Trade receivables [member] | KRealty No.3 Real Estate General Private Placement Investment Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	4,576
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	2,044	2,285
Other Receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	330,924	267,929
Other Receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	326,006	258,999
Other Receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	3,473	7,645
Other Receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	1,283	1,283
Other Receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	162	2
Lease receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	769
Lease receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	769
Trade payables [member]
Disclosure of transactions between related parties [line items]
Payables	2,909	3,235
Trade payables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Payables	9
Trade payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	2,900	3,235
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	3,334	3,240
Other payables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Payables	299	299
Other payables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Payables	6	9
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	3,029	2,932
Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Payables	6,732	₩ 8,824
Lease liabilities [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Payables	₩ 6,732